General and Administration (Schedule of General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and Administration [abstract]
General and administration	$ 39,386	$ 20,834
Workers' participation	1,813	1,808
General and administrative subtotal	41,199	22,642
Share-based payments	4,161	12,444
Total general and administrative expense	$ 45,360	$ 35,086